LONG-TERM DEBT - Summary of Interest on Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Long-Term Debt [Line Items]
Interest on long-term debt	$ 178,532		$ 144,566	$ 114,429
Interest capitalized	(82,761)		(25,259)	(7,900)
Interest on long-term debt, net of capitalized interest	95,771		119,307	106,529
Studio City Notes [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	70,125	[1]	71,099	5,844
2013 Senior Notes [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	50,000	[1]	44,998	0
Studio City Project Facility [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	26,321	[2]	0	0
Philippine Notes [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	19,751	[2]	0	0
2011 Credit Facilities [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	11,337	[2]	16,841	21,849
Aircraft Term Loan [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	998	[2]	1,191	705
2010 Senior Notes [Member] | Interest expense debt excluding amortization [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	0		6,028	61,500
2010 Senior Notes [Member] | Amortization of debt discount [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	0		71	801
RMB Bonds [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	0		2,610	13,666
Deposit-Linked Loan [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	$ 0		$ 1,728	$ 10,064

[1]	Long-term debt repayable after five years
[2]	Long-term debt repayable within five years